Revenue from Contracts with Customers - Account Receivables, Incremental Costs of Obtaining a Contract, and Contract Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivable	₩ 77,257	₩ 52,615
Incremental costs of obtaining a contract (Prepaid expenses)	1,722	861
Contract liabilities (Deferred revenue)	18,574	13,579
Micro-transaction revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	16,788	12,622
Royalties and license fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	101	116
Website and application development
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities (Deferred revenue)	₩ 1,685	₩ 841